Note A - Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Minimum Loan Balance for Loans Evaluated by Risk Categories	$ 500
Percentage of Loan Portfolio	100.00%	100.00%
Deposits with Other Federal Home Loan Banks	17,877
Repossessed Assets	1,354	3,667
Servicing Asset	534	450
Weighted Average Number of Shares Outstanding, Basic (in Shares)	4,064,083	4,030,322	4,001,435
Restricted Cash and Cash Equivalents	19,268	37,964
Impaired Loans [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Minimum Loan Balance for Loans Evaluated by Risk Categories	$ 200
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	8
Building and Building Improvements [Member] | Minimum [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	7
Building and Building Improvements [Member] | Maximum [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	39
Unsecured [Member]
Note A - Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Loan Portfolio	5.13%	4.87%